DISPOSITION OF DISCONTINUED OPERATIONS - BRALORNE GOLD MINES LTD (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from mining operations	$ 31,746	$ 34,116	$ 33,359
Cost of sales	32,016	27,850	22,106
Mine operating income (loss)	(270)	6,266	11,253
Operating expenses (income)	286	359	464
Accretion of reclamation provision	1,338
Other items	103	(245)	(106)
Net loss before income taxes	(2,968)	2,064	5,436
Income taxes	633	(407)	(2,771)
Net loss from discontinued operations and on disposal	(31,461)	1,626	2,522
Continuing Operations To Discontinued Operations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from mining operations
Cost of sales
Mine operating income (loss)
Operating expenses (income)	16	(45)	(14)
Accretion of reclamation provision	217	256	154
Gain on sale of assets	2	(175)
Other items	1	(5)	3
Loss on disposition	28,890
Net loss before income taxes	(29,126)	(31)	(143)
Income taxes
Net loss from discontinued operations and on disposal	$ (29,126)	$ (31)	$ (143)